Subsequent Events - Business Combination Agreement (Details) - USD ($)	Feb. 13, 2024	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies
Ordinary shares		$ 0.0001	$ 0.0001
Adagio
Commitments and Contingencies
Ordinary shares	$ 0.01
Preferred stock, par value	$ 0.001
Consideration for automatically canceled and extinguished equity awards	$ 0
Parent | Class B common stock
Commitments and Contingencies
Ordinary shares	$ 0.0001
Subsequent events
Commitments and Contingencies
Preferred stock, par value	$ 0.001
Consideration for automatically canceled and extinguished equity awards	$ 0
Subsequent events | Adagio
Commitments and Contingencies
Ordinary shares	$ 0.01
Subsequent events | Parent | Class A common stock
Commitments and Contingencies
Ordinary shares	0.0001
Subsequent events | Parent | Class B common stock
Commitments and Contingencies
Ordinary shares	$ 0.0001
Number of shares will be forfeited by sponsor	1,000,000
Proposed Adagio Business Combination
Commitments and Contingencies
Ordinary shares	$ 0.0001
Number of shares in exchange for each share in conversion	1
Proposed Adagio Business Combination | Subsequent events
Commitments and Contingencies
Ordinary shares	$ 0.0001
Number of shares in exchange for each share in conversion	1
Number of shares issuable to sponsor	1,147,500
Stock trigger price	$ 24.00
Threshold trading days	20 days
Threshold consecutive trading days	30 days